SHAREHOLDERS' EQUITY (Treasury Purchase Plan) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Nov. 21, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity, Class of Treasury Stock [Line Items]
Total consideration paid for shares repurchased			(70)
Exercise of options, shares		6,666
Treasury Purchase Plan One [Member]
Equity, Class of Treasury Stock [Line Items]
Value of shares authorized to be repurchased	500
Total consideration paid for shares repurchased	$ (70)
Shares repurchased during period, average cost per share	$ 4.29
Balance, shares		8,798,570	8,815,003	8,815,003
Exercise of options, shares		6,666
Purchase of treasury shares	16,433		(16,433)
Balance, shares		8,805,236	8,798,570	8,815,003